Basis of Presentation and Significant Accounting Policies - Additional Information (Detail) (USD $)	3 Months Ended
Dec. 31, 2012
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Derivative Contracts Valued Using Level 3 Inputs During Period	$ 0